UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6620

        Nuveen Insured California Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:          11/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC)
November 30, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 8.8% (6.2% of Total Investments)

$2,000	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Series 1996,	9/06 at 102.00	AAA	$ 2,141,200
	5.750%, 9/01/26 - MBIA Insured

2,125	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program, Series	3/08 at 102.00	Aaa	2,229,316
	2001A, 5.400%, 3/01/21 (Alternative Minimum Tax) - MBIA Insured

2,500	California State University, Systemwide Revenue Bonds, Series 2004A, 5.000%, 11/01/18 - FSA	5/14 at 100.00	AAA	2,683,350
	Insured

2,000	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2002O, 5.125%, 9/01/31 -	9/10 at 101.00	AAA	2,046,060
	FGIC Insured

	Healthcare - 4.6% (3.3% of Total Investments)

3,000	California Health Facilities Financing Authority, Insured Revenue Bonds, Sutter Health, Series	8/08 at 101.00	AAA	3,150,240
	1998A, 5.375%, 8/15/30 - MBIA Insured

1,500	California Statewide Community Development Authority, Certificates of Participation, Sutter Health	8/09 at 101.00	AAA	1,643,070
	Obligated Group, Series 1999, 5.500%, 8/15/19 - FSA Insured

	Housing/Multifamily - 1.9% (1.4% of Total Investments)

1,000	ABAG Finance Authority for Non-Profit Corporations, California, Multifamily Housing Revenue Bonds,	9/09 at 100.00	AAA	1,048,500
	Civic Center Drive Apartments, Series 1999A, 5.800%, 9/01/20 (Alternative Minimum Tax) - FSA
	Insured

970	Los Angeles, California, FHA-Insured Section 8 Mortgage Loan Revenue Refunding Bonds, Series 1993A,	1/05 at 100.00	AAA	971,048
	6.300%, 1/01/25 - MBIA Insured

	Housing/Single Family - 0.5% (0.3% of Total Investments)

460	California Housing Finance Agency, Single Family Mortgage Bonds II, Series 1997A-1, 6.000%,	2/07 at 102.00	AAA	479,849
	8/01/20 (Alternative Minimum Tax) - MBIA Insured

	Tax Obligation/General - 41.0% (28.8% of Total Investments)

	Bonita Unified School District, San Diego County, California, General Obligation Bonds, Series
	2004A:
1,890	5.250%, 8/01/23 - MBIA Insured	8/14 at 100.00	AAA	2,033,035
1,250	5.250%, 8/01/25 - MBIA Insured	8/14 at 100.00	AAA	1,327,300

	California, Various Purpose General Obligation Bonds, Series 2000:
7,995	5.750%, 3/01/22 - MBIA Insured	3/10 at 101.00	AAA	8,891,000
2,000	5.750%, 3/01/27 - MBIA Insured	3/10 at 101.00	AAA	2,184,820

2,000	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.375%, 12/01/24	6/07 at 101.00	AAA	2,037,000
	(Alternative Minimum Tax) - MBIA Insured

	El Segundo Unified School District, Los Angeles County, California, General Obligation Bonds,
	Series 2004:
2,580	5.250%, 9/01/21 - FGIC Insured	9/14 at 100.00	AAA	2,806,627
1,775	5.250%, 9/01/22 - FGIC Insured	9/14 at 100.00	AAA	1,919,077

1,225	Fresno Unified School District, Fresno County, California, General Obligation Refunding Bonds,	2/13 at 103.00	AAA	1,489,539
	Series 1998A, 6.550%, 8/01/20 - MBIA Insured

2,500	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series 2001A,	8/09 at 102.00	AAA	2,634,325
	5.125%, 8/01/26 - FSA Insured

1,180	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series	8/13 at 100.00	AAA	1,242,233
	2004, 5.000%, 8/01/21 - FGIC Insured

2,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 1997A, 5.000%,	7/08 at 102.00	AAA	2,098,860
	7/01/21 - FGIC Insured

3,000	Pomona Unified School District, Los Angeles County, California, General Obligation Refunding Bonds,	8/11 at 103.00	AAA	3,592,470
	Series 1997A, 6.500%, 8/01/19 - MBIA Insured

	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election
	of 1998, Series 2001C:
1,335	5.000%, 7/01/21 - FSA Insured	7/11 at 102.00	AAA	1,404,874
3,500	5.000%, 7/01/22 - FSA Insured	7/11 at 102.00	AAA	3,662,715
4,895	5.000%, 7/01/23 - FSA Insured	7/11 at 102.00	AAA	5,097,604

	Tax Obligation/Limited - 22.0% (15.5% of Total Investments)

1,000	Brea and Olinda Unified School District, Orange County, California, Refunding Certificates of	8/11 at 101.00	AAA	1,030,610
	Participation, Series 2002A, 5.125%, 8/01/26 - FSA Insured

	California Infrastructure Economic Development Bank, Revenue Bonds, North County Center for
	Self-Sufficiency Corporation, Series 2004:
1,215	5.000%, 12/01/19 - AMBAC Insured	12/13 at 100.00	AAA	1,288,641
1,615	5.000%, 12/01/21 - AMBAC Insured	12/13 at 100.00	AAA	1,695,572

2,000	California State Public Works Board, Lease Revenue Bonds, Department of Health Services, Series	11/09 at 101.00	AAA	2,200,340
	1999A, 5.750%, 11/01/24 - MBIA Insured

1,900	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds, Community	9/12 at 100.00	AAA	1,965,360
	Facilities District 98-1, Series 2002, 5.100%, 9/01/25 - AMBAC Insured

5,000	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services	1/11 at 100.00	AAA	5,123,950
	Facility Phase II, Series 2001, 5.250%, 1/01/34 - AMBAC Insured

1,400	Indian Wells Redevelopment Agency, California, Tax Allocation Bonds, Consolidated Whitewater	9/13 at 100.00	AAA	1,476,510
	Project, Series 2003A, 5.000%, 9/01/20 - AMBAC Insured

895	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project,	12/14 at 100.00	AAA	949,613
	Series 2004A, 5.000%, 12/01/20 - FSA Insured

1,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/13 at 100.00	AAA	1,062,690
	Senior Sales Tax Revenue Bonds, Series 2003B, 5.000%, 7/01/19 - MBIA Insured

3,000	Santa Clara County Financing Authority, California, Lease Revenue Bonds, VMC Facility Replacement	11/07 at 102.00	AAA	3,129,540
	Project, Series 1994A, 5.000%, 11/15/22 - AMBAC Insured

2,805	Yucaipa-Calimesa Joint Unified School District, San Bernardino County, California, General	10/11 at 100.00	AAA	2,823,373
	Obligation Refunding Bonds, Series 2001A, 5.000%, 10/01/31 - MBIA Insured

	U.S. Guaranteed *** - 31.0% (21.9% of Total Investments)

6,000	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	AAA	8,590,140
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19

5,135	Palmdale Community Redevelopment Agency, California, Single Family Restructured Mortgage Revenue	No Opt. Call	AAA	6,972,662
	Bonds, Series 1986A, 8.000%, 3/01/16 (Alternative Minimum Tax)

6,220	Riverside County, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	AAA	9,354,258
	Revenue Bonds, Series 1987A, 9.000%, 5/01/21 (Alternative Minimum Tax)

1,485	San Jose, California, Single Family Mortgage Revenue Bonds, Series 1985A, 9.500%, 10/01/13	No Opt. Call	AAA	2,127,604

4,800	University of California, Hospital Revenue Bonds, Davis Medical Center, Series 1996, 5.750%,	7/06 at 101.00	AAA	5,115,504
	7/01/24 (Pre-refunded to 7/01/06) - AMBAC Insured

	Utilities - 7.7% (5.4% of Total Investments)

4,000	California Pollution Control Financing Authority, Revenue Bonds, Southern California Edison	12/04 at 100.00	AAA	4,012,720
	Company, Series 1992B, 6.400%, 12/01/24 (Alternative Minimum Tax) - MBIA Insured

3,600	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series 2003S,	No Opt. Call	AAA	3,982,968
	5.000%, 11/15/13 - MBIA Insured

	Water and Sewer - 23.7% (16.7% of Total Investments)

5,255	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation, Series	3/13 at 100.00	AAA	5,528,470
	2003A, 5.000%, 3/01/20 - FGIC Insured

1,230	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation, Series	3/14 at 100.00	AAA	1,292,681
	2004A, 5.000%, 3/01/21 - FGIC Insured

2,000	Los Angeles, California, Wastewater System Revenue Bonds, Series 1993D, 4.700%, 11/01/19 - FGIC	5/05 at 101.00	AAA	2,008,780
	Insured

750	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2004A,	12/14 at 100.00	AAA	794,505
	5.000%, 12/01/21 - AMBAC Insured

3,400	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Series 1997A,	5/07 at 101.00	AAA	3,614,064
	5.250%, 5/15/22 - FGIC Insured

2,150	Santa Clara Valley Water District, California, Water Utility System Revenue Bonds, Series 2000A,	6/10 at 100.00	AAA	2,188,120
	5.125%, 6/01/31 - FGIC Insured

2,310	Santa Fe Springs Public Financing Authority, California, Water Revenue Bonds, Series 2003A,	5/13 at 100.00	AAA	2,337,605
	5.000%, 5/01/33 - MBIA Insured

1,345	West Basin Municipal Water District, California, Revenue Certificates of Participation, Series	8/13 at 100.00	AAA	1,417,939
	2003A, 5.000%, 8/01/20 - MBIA Insured

5,000	Wheeler Ridge-Maricopa Water District, Kern County, California, Water Revenue Refunding Bonds,	11/06 at 102.00	AAA	5,400,650
	Series 1996, 5.700%, 11/01/15 - AMBAC Insured

$131,190	Total Long-Term Investments (cost $134,690,724) - 141.2%			146,298,981

	Short-Term Investments - 0.7% (0.5% of Total Investments)

700	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1	700,000
	Obligations, Series 1985, 1.580%, 12/01/15 - MBIA Insured†

$700	Total Short-Term Investments (cost $700,000)			700,000

	Total Investments (cost $135,390,724) - 141.9%			146,998,981

	Other Assets Less Liabilities - 1.5%			1,613,994

	Preferred Shares, at Liquidation Value - (43.4)%			(45,000,000)

	Net Assets Applicable to Common Shares - 100%			$103,612,975

	All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are
	either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed
	by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of
	which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a
	short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on
	market conditions or a specified market index.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At November 30, 2004, the cost of investments was $135,265,248.

	Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$11,750,418
	Depreciation	(16,685)

	Net unrealized appreciation of investments	$11,733,733

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured California Premium Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         01/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         01/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         01/28/05

* Print the name and title of each signing officer under his or her signature.